Consolidated Statements of Operations and Comprehensive Loss (USD $)	2 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Operating expenses
Net loss	$ (444)	$ (92,543)
Other comprehensive loss
Foreign currency translation loss	(1)	(475)
China Greenstar Holdings Limited [Member]
Revenues
Operating expenses
General and administrative expenses	(444)	(92,543)
Income tax expense
Net loss	(444)	(92,543)
Other comprehensive loss
Foreign currency translation loss	(1)	(475)
Comprehensive loss	$ (445)	$ (93,018)
Loss per share
Basic and diluted		$ (4,044)
Weighted average number of common shares outstanding
Basic and diluted		23